BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Investor Shares
<!--egx--> Brown Capital Management International Small Company Fund Investor Shares - BCSVX (a series of Brown Capital Management Mutual Funds)
<!--egx--> Supplement to the Summary Prospectus and Prospectus Dated July 30, 2018
The following table should replace the Annual Fund Operating Expenses table found in the Summary Prospectus and Prospectus:

<!--egx--> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND		Investor Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		2.48%	2.09%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1],[2]	3.74%	3.10%
Fee Waivers and/or Expense Reimbursements	[1],[3]	(2.33%)	(1.94%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[1],[2],[3]	1.41%	1.16%
[1]	The Total Annual Fund Operating Expenses have been restated to reflect a contractual change in the Expense Limitation Agreement between Brown Capital Management, LLC (the "Advisor") and International Small Company Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Effective December 31, 2018, the Advisor has entered into an Expense Limitation Agreement with the International Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Small Company Fund and to assume other expenses of the International Small Company Fund, if necessary, in an amount that limits the International Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.15% until July 31, 2020. Prior to December 31, 2018, the expense cap for the International Small Company Fund had been set at 1.25%. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the International Small Company Fund, the International Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the International Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.

<!--egx--> Example

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same.  Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND - USD ($)	ExpenseExampleYear01	ExpenseExampleYear03	ExpenseExampleYear05	ExpenseExampleYear10
Investor Shares	144	928	1,732	3,830
Institutional Shares	118	774	1,455	3,271

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Institutional Shares
<!--egx--> Brown Capital Management International Small Company Fund Institutional Shares - BCSFX (a series of Brown Capital Management Mutual Funds)
<!--egx--> Supplement to the Summary Prospectus and Prospectus Dated July 30, 2018
The following table should replace the Annual Fund Operating Expenses table found in the Summary Prospectus and Prospectus

<!--egx--> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND		Investor Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		2.48%	2.09%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1],[2]	3.74%	3.10%
Fee Waivers and/or Expense Reimbursements	[1],[3]	(2.33%)	(1.94%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[1],[2],[3]	1.41%	1.16%
[1]	The Total Annual Fund Operating Expenses have been restated to reflect a contractual change in the Expense Limitation Agreement between Brown Capital Management, LLC (the "Advisor") and International Small Company Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Effective December 31, 2018, the Advisor has entered into an Expense Limitation Agreement with the International Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Small Company Fund and to assume other expenses of the International Small Company Fund, if necessary, in an amount that limits the International Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.15% until July 31, 2020. Prior to December 31, 2018, the expense cap for the International Small Company Fund had been set at 1.25%. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the International Small Company Fund, the International Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the International Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.

<!--egx--> Example

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same.  Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND - USD ($)	ExpenseExampleYear01	ExpenseExampleYear03	ExpenseExampleYear05	ExpenseExampleYear10
Investor Shares	144	928	1,732	3,830
Institutional Shares	118	774	1,455	3,271